Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Cash flows from operating activities:
Net income (loss)	$ (7,024)	$ (2,708)	$ 2,169	$ 8,782	$ (6,985)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	52,321	49,333	66,337	63,457	54,277
Debt cost and discount amortization	1,962	2,397	3,189	2,946	2,914
Payment of accreted interest	(50,193)
Accretion of note discount	8,341	11,768	15,881	14,141	11,830
Deferred income tax benefit	(8,065)	(2,997)	(801)	(13,548)	(4,004)
Loss on disposal of fixed assets	1,267	2,185	2,631	2,640	1,279
Loss on debt retirement	8,580
Share-based compensation charges	1,864	908	1,207	1,099	1,038
Business interruption reimbursement					(1,629)
Other, net	64	(1,176)	676	(1,181)	707
Changes in assets and liabilities:
Inventories	(529)	(864)	(505)	(9)	(609)
Prepaid expenses	(2,557)	(364)	(157)	1,502	(1,017)
Income tax receivable	344	(22)	(1,325)	(1,120)	5,861
Other current assets	2,110	6,283	3,015	(8,461)	(1,561)
Other assets and deferred charges	(1,034)	(72)	(364)	924	442
Accounts payable	7,086	4,665	(1,774)	(96)	5,280
Accrued liabilities	7,870	10,908	6,782	1,574	2,563
Income taxes payable	260	(1,338)	291	(711)	(578)
Deferred occupancy costs	12,253	3,250	12,214	6,691	4,089
Other liabilities	1,793	4,138	412	4,166	(1,120)
Net cash provided by operating activities	36,713	86,294	109,878	82,796	72,777
Cash flows from investing activities:
Capital expenditures	(91,670)	(75,308)	(105,894)	(78,689)	(72,946)
Insurance proceeds on Nashville property					798
Proceeds from sales of property and equipment	60	208	217	201	1,646
Net cash used in investing activities	(91,610)	(75,100)	(105,677)	(78,488)	(70,502)
Cash flows from financing activities:
Repayment of senior notes	(200,000)
Repayment of senior discount notes	(100,000)
Borrowing under new senior credit facility	528,675				100,000
Debt issuance costs	(8,212)	(818)	(818)		(4,088)
Proceeds from the issuance of common stock, net of underwriter fees	100,659
Payment of costs associated with the issuance of common stock	(984)
Repurchase of shares from former executives					(1,597)
Proceeds from sale of treasury stock					1,075
Sale of common stock			80
Purchase of common stock					(96,888)
Net cash provided by (used in) financing activities	75,763	(1,943)	(2,238)	(1,875)	(2,998)
Increase (decrease) in cash and cash equivalents	20,866	9,251	1,963	2,433	(723)
Beginning cash and cash equivalents	38,080	36,117	36,117	33,684	34,407
Ending cash and cash equivalents	58,946	45,368	38,080	36,117	33,684
Supplemental disclosures of cash flow information:
Cash paid (refunds received) for income taxes, net	2,900	2,008	2,151	2,515	(5,380)
Cash paid for interest and related debt fees, net of amounts capitalized	23,523	16,429	29,096	32,435	30,723
Cash paid for interest and related debt fees, related to debt retirement	18,998
Cash paid for settlement of accreted interest on retired senior discount notes	50,193
Senior Secured Credit Facility [Member]
Cash flows from financing activities:
Paydown of new senior credit facility	(144,375)	(1,125)	(1,500)	(1,875)	(1,500)
New Senior Secured Credit Facility [Member]
Cash flows from financing activities:
Paydown of new senior credit facility	$ (100,000)